BANK LOAN (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest held	28.80%	29.60%	29.60%
Bank loan | $		$ 4,527
Interest rate	4.35%
RMB [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan | ¥			¥ 30,000